Intangible Assets - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	CAD 1	CAD 1
Amortization expense for intangible assets, 2016	57
Amortization expense for intangible assets, 2017	57
Amortization expense for intangible assets, 2018	57
Amortization expense for intangible assets, 2019	47
Amortization expense for intangible assets, 2020	CAD 30